Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 14:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):

	December 31,
	2024	2023
Financial assets:
Cash and restricted deposits	$1,560	$2,141
Short-term deposits	-	3,000
Other receivables	449	203
Related parties	4,239	-

Total financial assets at amortized cost	6,248	5,344

Investments in financial assets at fair value	871	659

Financial liabilities:

Credit from others	75	48
Warrants liability	-	191
Lease liability	48	76

Total financial and lease liabilities	$123	$315

The tables below are a comparison between the carrying amount and fair value of the Company’s financial instruments as of December 31, 2024, and 2023, which are presented in the financial statements not at fair value (other than those whose amortized cost is a reasonable approximation of fair values):

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2024	Level 1	Level 2	Level 3
Investments in short-term financial assets	$354	$354	$-	$-
Investments in financial assets	$517	$517	$-	$-

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2023	Level 1	Level 2		Level 3
Investments in financial assets	$659	$-	$		$659
Warrants	191	-		191	-

Management believes that the carrying amount of cash, short-term deposits, trade receivables, trade payables, overdrafts and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

b.	Financial risk factors:

The Company’s activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by management in accordance with the policies approved by the Board. The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds.

1.	Market risks:

Foreign currency risk:

The Company is exposed to exchange rate risk resulting from the exposure to different currencies, mainly from transactions in NIS. Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency.

2.	Credit risks:

All cash and restricted deposits related to the Company are held in two banks in Israel which are considered financially solid.

3.	Liquidity risk:

The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2024, the Company expects to settle all of its financial liabilities in less than one year.

The carrying amounts of cash and restricted deposits, and all other financial assets and liabilities approximate their fair value.